Provisions - Schedule of Assumptions Used to Determine the Decommissioning Provisions (Details)	Dec. 31, 2024
Marmato Mine
Disclosure of other provisions [line items]
Inflation rate	2.81%
Pre-tax risk-free rate	11.56%
Segovia Operations
Disclosure of other provisions [line items]
Inflation rate	3.49%
Pre-tax risk-free rate	11.06%
PSN
Disclosure of other provisions [line items]
Inflation rate	4.33%
Pre-tax risk-free rate	8.60%